Bonds, mortgages and other long-term debt - Recoverable Advances (Details)		5 Months Ended		12 Months Ended
	Jul. 03, 2018 EUR (€) installment	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)
Bonds, mortgages and other long-term debt
Current portion of debt		$ 689,000		$ 689,000			€ 586,000
Effective interest expense | $				223,000	$ 1,003,000	$ 689,000
Noncurrent debt portion		989,000		989,000			842,000
Recoverable advances (Advance Innovation)
Bonds, mortgages and other long-term debt
Current portion of debt		110,966		110,966			94,466
Current portion of deferred grant income		3,916		3,916			3,334
Carrying value of the current debt		107,050		107,050			91,132
Effective interest expense		3,451	€ 2,960
Recoverable advances (Advance Innovation) | IC'Alps SAS
Bonds, mortgages and other long-term debt
Debt amount granted | €	€ 652,000
Number of installments, debt disbursement	3
Number of equal quarterly debt repayment installments	20
Effective interest rate (in%)	4.18%
Recoverable advances (BELICIM project )
Bonds, mortgages and other long-term debt
Number of installments, debt disbursement					4
Effective interest rate (in%)					0.94%
Current portion of debt		71,952		71,952			61,253
Effective interest expense		1,511	€ 1,296
Noncurrent debt portion		$ 196,430		$ 196,430			€ 167,222